Financial Instruments Schedule of derivative financial instruments on the Consolidated Statements of Operations and Accumulated other comprehensive (loss) earnings (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 29, 2013		Sep. 23, 2012	Sep. 29, 2013		Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) on financial instrument contracts	$ (4,709)		$ (2,622)	$ 25,627		$ (8,168)
Commodity Contracts	95		2,785	164		419	(97)	(1,337)	(1,215)
Termination Value	23,782			23,782			(3,648)	(9,093)
Performance Risk Adjustment	432			432			66	104
Accrued Interest	(217)			(217)			(256)	(1,946)
Fair Value (excluding interest)	24,431			24,431			(3,326)	(7,043)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) on financial instrument contracts	(4,709)		(2,622)	25,627		(8,168)	(7,317)	(3,388)	(24,565)
Fiscal year ended December 25, 2011	439		(1,174)	(2,825)		(9,299)	(10,294)	(27,246)	(23,623)
Foreign Exchange Contracts	(33)		(188)			(216)	(249)	265	(806)
Interest Rate Contracts [Member] | Barclays | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Termination Value	10,054			10,054			(2,063)	(7,766)
Performance Risk Adjustment	232			232			31	65
Accrued Interest	(146)			(146)			(128)	(1,600)
Fair Value (excluding interest)	10,432			10,432			(1,904)	(6,101)
Interest Rate Contracts [Member] | Bank of America | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Termination Value	9,916			9,916
Performance Risk Adjustment	99			99
Fair Value (excluding interest)	10,015			10,015
Interest Rate Contracts [Member] | Credit Suisse | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Termination Value	3,105			3,105			(2,063)	(784)
Performance Risk Adjustment	101			101			32	38
Accrued Interest	(71)			(71)			(128)	(346)
Fair Value (excluding interest)	3,277			3,277			(1,903)	(400)
Interest Rate Contracts [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) on financial instrument contracts	(4,158)		(1,177)	24,548		(6,822)	(7,028)	(3,364)	(22,773)
Foreign Exchange Contracts [Member] | Barclays | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Termination Value								754
Performance Risk Adjustment								1
Fair Value (excluding interest)								755
Foreign Exchange Contracts [Member] | Credit Suisse | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Termination Value	574			574			636	176
Performance Risk Adjustment							3
Fair Value (excluding interest)	574			574			639	176
Foreign Exchange Contracts [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) on financial instrument contracts	(551)		(1,445)	1,079		(1,346)	(289)	(24)	(1,792)
Commodity Contract [Member] | Barclays
Derivative Instruments, Gain (Loss) [Line Items]
Termination Value	133			133			(158)
Fair Value (excluding interest)	133			133			(158)
Commodity Contract [Member] | Barclays | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Termination Value							(158)	(1,473)
Fair Value (excluding interest)							(158)	(1,473)
Interest Expense [Member] | Interest Rate Contracts [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Fiscal year ended December 25, 2011	(15)	[1]	(1,067)	(3,961)	[1]	(9,394)	(10,290)	(25,465)	(20,409)
Foreign Exchange Contracts	(18)		(207)	8		(208)	(241)	(9)	(568)
Interest Expense [Member] | Interest Rate Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Commodity Contracts	(209)			(44)
Cost of products sold | Foreign Exchange Contracts [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Fiscal year ended December 25, 2011	454		(107)	1,136		95	(4)	(1,781)	(3,214)
Foreign Exchange Contracts	(15)		19	(8)		(8)	(8)	274	(238)
Cost of products sold | Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Commodity Contracts	$ 304		$ 2,785	$ 208		$ 419	$ (97)	$ (1,337)	$ (1,215)

[1]	Includes $2.8 million of accelerated reclassifications out of AOCL.